SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022
CURRENT ASSETS
Cash	$ 717,879		$ 112,751		$ 840,861
Acquisition deposit	1,000,000		1,000,000		1,000,000
Due from subsidiaries			8,411
Prepaid expenses and other current assets	1,583,606		2,355,293		277,509
TOTAL CURRENT ASSETS	28,261,819		24,183,464		14,716,787
NON-CURRENT ASSETS
TOTAL ASSETS	50,079,925		46,556,136		37,256,849
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	12,762,083		10,574,303		7,164,353
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)	1,414	[1]	1,174	[1],[2]	840	[2]
Retained earnings	18,693,477		18,703,996		14,676,769
Accumulated other comprehensive income (loss)	(3,470,975)		(3,681,445)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	36,694,439		35,484,652		29,562,004
TOTAL LIABILITIES AND EQUITY	50,079,925		46,556,136		37,256,849
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	3,860		8,411
Parent Company [Member]
CURRENT ASSETS
Cash	459		867		1,221
Acquisition deposit	1,000,000		1,000,000		1,000,000
Prepaid expenses and other current assets	(87,889)		(22,920)		42,749
TOTAL CURRENT ASSETS	11,664,114		11,976,504		10,446,495
NON-CURRENT ASSETS
Investment in subsidiaries	25,030,325		23,508,148		19,115,509
TOTAL ASSETS	36,694,439		35,484,652		29,562,004
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)	1,414	[3]	1,174	[3],[4]	840	[4]
Additional paid-in capital	19,097,652		18,088,056		15,711,450
Retained earnings	21,066,348		21,076,867		16,480,885
Accumulated other comprehensive income (loss)	(3,470,975)		(3,681,445)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	36,694,439		35,484,652		29,562,004
TOTAL LIABILITIES AND EQUITY	36,694,439		35,484,652		29,562,004
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	$ 10,751,544		$ 10,998,557		$ 9,402,525

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s
[4]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.